Fair Values Of Financial Instruments - Instruments Measured At Fair Value Were Transferred From Level 2 To Level 1 Of The Fair Value Hierarchy (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2021 ARS ($)
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 0
Treasury Bonds adjusted by 1.20% CER in pesos maturing 03-18-2022
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	4,225,658
Treasury Bonds adjusted by 1.50% CER in pesos maturing 03-25-2024
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	12,733,272
Treasury Bonds adjusted by 1.40% CER in pesos maturing 03-25-2023
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	9,717,708
Treasury Bonds adjusted by 1.30% CER in pesos maturing 09-20-2022
Table Of Transfers Between Hierarchy Levels From Level Two To Level One [Line Items]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 10,809,133